Long-Term Payables (Tables)	12 Months Ended
Sep. 30, 2025
Long-Term Payables [Abstract]
Schedule of Long-Term Payable

Long-term payable as of September 30, 2025 and September 30, 2024 consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Long- term payable (from financial liability)*	491,136	1,113,216
Less unrecognized financing expense**	74,383	220,991
	416,753	892,225
Less current portion of long-term payable**	253,772	375,285
	$162,981	$516,940

*	As of September 30, 2025, the Company has four borrowing transactions with four third-party by using company’s equipment as the guarantee. In these borrowing arrangements, the Company has no obligation to transferring the underlying asset to an unaffiliated third party. All these machineries are currently being used by the Company for its production purpose. For accounting purposes, the Company recognized these transactions as a financial liability measured at amortized cost subsequent to initial recognition. After deducting the portion due within one year, the balances which with these third-party lenders as of September 30, 2025 is $162,981.